Subsequent events (Details) - shares	Feb. 04, 2022	Mar. 08, 2022	Feb. 28, 2022
Put option exercise | LPP NCI unitholders
Disclosure of non-adjusting events after reporting period [line items]
Obligation to purchase remaining interest (percent)	40.00%
Period to close transaction	60 days
Normal course issuer bid
Disclosure of non-adjusting events after reporting period [line items]
Maximum number of shares for repurchase (in shares)		6,617,416
Number of shares for repurchase as a percentage of public float (percent)			10.00%